CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 11,274,094	$ 1,612,174	¥ 19,328,920
Restricted cash	14,745,975	2,108,646	8,320,728
Short-term investments	19,755,809	2,825,043	14,137,566
Trade and notes receivables, net (Allowance for expected credit losses of RMB38.5 million and RMB26.6 million as of December 31, 2024 and 2025, respectively)	1,394,445	199,403	1,676,246
Amounts due from related parties, net (Allowance for expected credit losses of RMB10.1 million and RMB20.6 million as of December 31, 2024 and 2025, respectively)	16,078,250	2,299,159	7,702,404
Inventory	8,530,854	1,219,896	7,087,223
Prepayments and other current assets, net (Allowance for expected credit losses of RMB1.9 million and RMB1.5 million as of December 31, 2024 and 2025, respectively)	4,853,610	694,057	3,632,956
Total current assets	76,633,037	10,958,378	61,886,043
Non-current assets:
Long-term restricted cash	88,325	12,630	97,720
Property, plant and equipment, net	25,827,968	3,693,350	25,892,904
Intangible assets, net	29,648	4,240	29,648
Land use rights, net	196,691	28,126	201,995
Long-term investments	2,480,518	354,709	3,126,007
Right-of-use assets - operating lease	11,711,306	1,674,694	12,797,158
Other non-current assets, net (Allowance for expected credit losses of RMB59.4 million and RMB14.7 million as of December 31, 2024 and 2025, respectively)	7,433,585	1,062,989	3,573,137
Total non-current assets	47,768,041	6,830,738	45,718,569
Total assets	124,401,078	17,789,116	107,604,612
Current liabilities:
Short-term borrowings	4,691,910	670,934	5,729,561
Trade and notes payable	53,309,727	7,623,190	34,387,266
Amounts due to related parties, current	¥ 625,903	$ 89,503	¥ 409,363
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Taxes payable	¥ 439,240	$ 62,810	¥ 400,146
Current portion of operating lease liabilities	2,163,768	309,415	1,945,987
Current portion of long-term borrowings	655,971	93,803	3,397,622
Accruals and other liabilities	16,696,044	2,387,502	16,041,079
Total current liabilities	78,582,563	11,237,157	62,311,024
Non-current liabilities:
Long-term borrowings	8,626,272	1,233,540	11,440,755
Non-current operating lease liabilities	10,092,039	1,443,142	11,260,735
Deferred tax liabilities	112,691	16,115	127,467
Total non-current liabilities	33,125,958	4,736,947	31,787,045
Total liabilities	111,708,521	15,974,104	94,098,069
Commitments and contingencies (Note 26)
MEZZANINE EQUITY
Redeemable non-controlling interests	8,551,854	1,222,899	7,441,997
Total mezzanine equity	8,551,854	1,222,899	7,441,997
SHAREHOLDERS' EQUITY
Less: Treasury shares (3,472,933 and 2,951,528 shares as of December 31, 2024 and 2025, respectively)	(123,910)	(17,719)	(239,328)
Additional paid in capital	131,728,259	18,836,891	118,688,242
Accumulated other comprehensive income	579,799	82,910	582,659
Accumulated deficit	(128,000,000)	(18,307,908)	(113,068,210)
Total NIO Inc. shareholders' equity	4,159,460	594,795	5,967,023
Non-controlling interests	(18,757)	(2,682)	97,523
Total shareholders' equity	4,140,703	592,113	6,064,546
Total liabilities, mezzanine equity and shareholders' equity	124,401,078	17,789,116	107,604,612
Related party
Non-current liabilities:
Other non-current liabilities	604,178	86,396	329,492
Nonrelated party
Non-current liabilities:
Other non-current liabilities	13,690,778	1,957,754	8,628,596
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	4,089	585	3,406
Class C Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 254	$ 36	¥ 254